Deferred tax assets / (liabilities) - Summary of Reconciliation to the Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net deferred tax asset recognized in the statement of financial position	¥ 12,823	¥ 7,739
Net deferred tax liability recognized in the statement of financial position	(26)	(80)
Deferred tax liability asset	¥ 12,797	¥ 7,659	¥ 2,453